UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

(Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

(Address of principal executive offices)

 (Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 869-1679

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Valley Forge Fund, Inc.

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/17/2013	Meeting Date: 5/12/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	For	Issuer	For	With
3	AMEND AND RESTATE CERTIFICATION OF INCORPORATION TO CONTINUE TO RESTRICT CERTAIN STOCK TRANSFERS	For	Issuer	For	With
4	RATIFY AMENDMENT TO EXTEND EXPIRATION TAX ASSET PROTECTION PLAN	Against	Issuer	For	With
5	APPOINTMENT OF AUDITOR	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/30/2013	Meeting Date: 2/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
10	SHAREHOLDER PROPOSAL ON REPURCHASES	Against	Issuer	Against	With
11	SHAREHOLDER PROPOSAL ON PROXY ACCESS	For	Issuer	Against	With
2	AMENDMENT OF COMPANY'S ARTICLES OF MAJORITY VOTE FOR DIRECTORS	For	Issuer	For	With
3	AMENDMENT OF COMPANY'S ARTICLES TO ELIMINATE "BLANK CHECK" FOR PREFERRES STOCK	For	Issuer	For	With
4	AMENDMENT OF COMPANY'S ARTICLES TO ESTABLISH PAR VALUE OF $0.00001 PER SHARE	For	Issuer	For	With
5	RATIFICATION OF AUDITOR	For	Issuer	For	With
6	EXECUTIVE COMPENSATION	Against	Issuer	For	With
7	EMPLOYEE STOCK PLAN	For	Issuer	For	With
8	SHAREHOLDER PROPOSAL ON HUMAN RIGHTS	For	Issuer	Against	With
9	SHAREHOLDER PROPOSAL ON MEMBERSHIP AND ASSOCIATIONS	For	Issuer	Against	With

BARRICK GOLD CORPORATION

Ticker Symbol:ABX	Cusip Number:067901108
Record Date: 2/28/2014	Meeting Date: 4/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	APPOINTMENT OF AUDITOR	For	Issuer	For	With

BIRCHCLIFF ENERGY LTD

Ticker Symbol:BIREF	Cusip Number:090697103
Record Date: 3/28/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	FIX NUMBER OF DIRECTORS AT FOUR	For	Issuer	For	With
3	APPROVE UNALLOCATED OPTIONS UNDER CORPORATION'S STOCK OPTIONS PLAN	Against	Issuer	For	With
4	APPROVE OUTSTANDING PERFORMANCE WARRANTS OF CORPORATION TO EXTEND THEIR EXPIRY DATE	Against	Issuer	For	With
5	RATIFY AUDITOR	For	Issuer	For	With

EXCO RESOURCES, INC.

Ticker Symbol:XCO	Cusip Number:269279402
Record Date: 4/1/2014	Meeting Date: 6/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	APPOINTMENT OF AUDITOR	For	Issuer	For	With

FAIRFAX FINANCIAL HOLDING LIMITED

Ticker Symbol:FRFHF	Cusip Number:303901102
Record Date: 3/7/2014	Meeting Date: 4/9/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF AUDITOR	For	Issuer	For	With

LEUCADIA NATIONAL CORPORATION

Ticker Symbol:LUC	Cusip Number:527288104
Record Date: 6/5/2013	Meeting Date: 7/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	RATIFY AUDITOR	For	Issuer	For	With
4	EXECUTIVE COMPENSATION PLAN	Against	Issuer	For	With
5	INCENTIVE PLAN	Against	Issuer	For	With
6	OTHER BUSINESS	Against	Issuer	For	With

LEUCADIA NATIONAL CORPORATION

Ticker Symbol:LUK	Cusip Number:527288104
Record Date: 6/5/2013	Meeting Date: 7/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	RATIFY AUDITOR	For	Issuer	For	With
4	EXECUTIVE COMPENSATION PLAN	Against	Issuer	For	With
5	INCENTIVE PLAN	Against	Issuer	For	With
6	OTHER BUSINESS	Against	Issuer	For	With

NOVAGOLD RESOURSES, INC.

Ticker Symbol:NG	Cusip Number:66987E206
Record Date: 4/10/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF AUDITOR	For	Issuer	For	With
3	AMENDMENT AND REINSTATEMENT OF THE STOCK AWARD PLAN	Against	Issuer	For	With
4	AMENDMENT AND REINSTATEMENT OF THE PERFORMANCE SHARE UNIT PLAN	Against	Issuer	For	With
5	AMENDMENT AND REINSTATEMENT OF THE DEFERREDSHARE UNIT PLAN	Against	Issuer	For	With
6	EXECUTIVE COMPENSATION	Against	Issuer	For	With
7	FREQUENCY OF NON-BINDING VOTE ON EXECUTIVE COMPENSATION	Against	Issuer	For	With

SANDRIDGE ENERGY, INC.

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 4/9/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RE-APPROVAL OF PERFORMANCE MEASURES	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	RATIFY AUDITOR	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945C103
Record Date: 8/12/2013	Meeting Date: 10/3/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS (ALL)	For	Issuer	For	With
2	APPOINT OF KPMG AS AUDITOR	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With

WPX ENERGY, INC.

Ticker Symbol:WPX	Cusip Number:98212B103
Record Date: 3/31/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	APPOINTMENT OF AUDITOR	For	Issuer	Against	With
4	SHAREHOLDER PROPOSAL REGARDING QUANTITIVE GREENHOUSE GAS	For	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARGING DECLASSIFICATION OF BOARD OF DIRECTORS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Valley Forge Fund

By /s/Donald A. Peterson

* /s/Donald A. Peterson

President

Date: July 14, 2014

*Print the name and title of each signing officer under his or her signature.